Derivative Liability - Schedule of Derivative Liability (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total derivative liability	$ 259,142	$ 205,403
Warrants One [Member]
Total derivative liability	95,260	96,580
Warrants Two [Member]
Total derivative liability	24,288	24,574
Warrants Three [Member]
Total derivative liability	22,303
Convertible Promissory Notes One [Member]
Total derivative liability	58,168	65,868
Convertible Promissory Notes Two [Member]
Total derivative liability	16,929	18,381
Convertible Promissory Notes Three [Member]
Total derivative liability	27,296
Convertible Promissory Notes Four [Member]
Total derivative liability	$ 14,898